Financial Instruments (Details) $ in Thousands	Sep. 30, 2026 USD ($)
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	$ 0
Derivative liability	0
Equipment Loans	892
Finance Lease Obligations	3,140
Total	4,032
More Than 5 Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Derivative liability	0
Equipment Loans	0
Finance Lease Obligations	0
Total	0
Less Than 1 Year [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	11,086
Derivative liability	523
Equipment Loans	828
Finance Lease Obligations	3,155
Total	15,592
Financial Instruments [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	11,086
Derivative liability	523
Equipment Loans	1,720
Finance Lease Obligations	6,295
Total	$ 19,624